Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013 Customer Segment	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Mar. 28, 2013	Dec. 31, 2013 Warner Chilcott [Member]	Jan. 31, 2014 Subsequent Event [Member] Segment	Sep. 30, 2014 Subsequent Event [Member] Segment	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Customer One [Member] Revenues [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Customer Two [Member] Revenues [Member]	Dec. 31, 2011 Customer Concentration Risk [Member] Customer Two [Member] Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments before realignment	3					2	2
Number of operating segments	3						3
Maximum percentage of ownership for equity method accounting	50.00%
Ownership percentage in cost method investments								20.00%
Gains or losses on marketable securities	$ 0
Deduction in accounts receivables within SRA	1,254,800,000	814,300,000
Increase in accounts receivables SRA balances	440,500,000
Current liabilities within SRA	719,000,000	634,400,000
Increase in current liabilities within SRA balances	84,600,000
Acquisition impact					387,900,000
Decrease in provision for chargebacks as a percentage of gross product sales	16.40%	16.10%	17.90%
Increase in provision for rebates	16.40%	15.70%	15.20%
Shipping and handling costs included in selling and marketing expenses	153,000,000	102,300,000	72,900,000
Individual customer percentage forming a portion of net revenues									11.00%	16.00%	14.00%
Percentage of other individual customers in relation to net revenues	10.00%	10.00%	10.00%
Number of largest customers as a percentage of net revenues	2	2	2
Percentage of gross accounts receivable due from the Company's four largest customers	55.00%	53.00%
Number of largest customers	4	4
Percentage of North American Generics and International segment product sales from third-party manufactured products	29.00%	55.00%	49.00%
Research and Development expenses incurred under collaborative agreements	100,600,000	74,200,000	21,500,000
Issuance of shares associated with Actavis Group contingent earn-out		3,850,000		1,650,000
Stock awards outstanding, but not included in the computation of diluted EPS	2,100,000	0	100,000
Maximum percentage of actuarial gain or loss in excess of greater of projected benefit obligation or market related value of plan assets	10.00%
Increase in share based compensation due to modification	38,300,000
Employer payroll taxes	$ 3,000,000